Rescission Liabilities - Additional Information (Detail) (USD $)	Feb. 28, 2015	May 31, 2014	May 31, 2013
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
Rescission liability	$ 353,000	$ 378,000	$ 536,500